SCHEDULE OF PREPAID EXPENSES AND OTHER ASSETS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Prepaid Expenses And Other Current Assets
Prepayment of service fee	$ 73,616	$ 109,739
Other current assets	49,060	30,957
Total	$ 122,676	$ 140,696